Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
26.	Commitments and contingencies

(a)	Operating commitments
As of December 31, 2020, future minimum payments under
non-cancelable
agreements consist of the following,

Operating commitments
RMB
2021	12,944
2022	9,742
2023	8,932
2024 and thereafter	8,553

40,171

The commitments presented above mainly consist of property management fees, short-term lease commitments and leases that have not yet commenced but that create significant rights and obligations for the Company, which are not included in operating lease right-of
-
use
assets and lease liabilities.

(b)	Capital and other commitments
As of December 31, 2020, the Group had outstanding capital commitments totaling RMB10,000 which consisted of capital expenditures related to additional investments in equity investments.

(c)	Legal proceedings
As of December 31, 2020, the Group involved in a few cases related to unfair competition in broadcaster recruitment. These cases are pending in various courts. Total remaining claim amount is
RMB20

million.
As of the date of issuance of the financial statements, those remaining lawsuits are still pending and the Group is not able to make a reliable estimate of the potential loss, if any.